11. FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Details
Cash	$ 121,745	$ 307,531
Related Party Transaction, Due from (to) Related Party, Current	72,084	22,323
Sales tax receivables	4,213	3,627
Other receivables	13,559	10,713
Current liabilities	$ 100,138	$ 208,936